December 10, 2003


                       DREYFUS PREMIER OPPORTUNITY FUNDS
                     - DREYFUS PREMIER NATURAL LEADERS FUND


                            Supplement to Prospectus
                             dated October 31, 2003


     The following information supersedes and replaces the information contained in the sections of the Fund's Prospectus entitled "Instructions for Regular Accounts - To Add to an Account" and "Instructions for IRAs - To Add to an Account":

     ELECTRONIC CHECK Same as wire, but insert "666" before your 14-digit account number.